Segments Information - Schedule of Reportable Segments (Details) - Reportable Geographical Components [Member] - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Product Sales [Member]
Schedule of Reportable Segments [Line Items]
Revenues, net	$ 707,231	$ 648,745	$ 981,835
Cost of revenues	88,983	141,785	373,015
Gross profit	618,248	506,960	608,820
Depreciation and amortization	18,636	4,936	3,446
Other (income) expense, net	742,202	558,094	900,908
Income tax expenses (benefits)	(23,992)	(17,163)	(1,288)
Net Income	(118,598)	(38,907)	(294,246)
Franchise fees [Member]
Schedule of Reportable Segments [Line Items]
Revenues, net	1,674,620	1,810,357	937,554
Cost of revenues	106,353	169,204	136,147
Gross profit	1,568,267	1,641,153	801,407
Depreciation and amortization	4,050	15,127	27,045
Other (income) expense, net	628,206	388,387	288,818
Income tax expenses (benefits)	338,852	346,690
Net Income	597,159	890,949	485,544
Consolidated [Member]
Schedule of Reportable Segments [Line Items]
Revenues, net	2,381,851	2,459,102	1,919,389
Cost of revenues	195,336	310,989	509,162
Gross profit	2,186,515	2,148,113	1,410,227
Depreciation and amortization	22,686	20,063	30,491
Other (income) expense, net	1,370,408	946,481	1,189,726
Income tax expenses (benefits)	314,860	329,527	(1,288)
Net Income	$ 478,561	$ 852,042	$ 191,298